Provisions - Components of and Changes in Provisions (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Beginning balance		¥ 1,055,715
Additional provisions		1,055,584
Write-offs		(486,284)
Reversal		(37,575)
Other		96,036
Ending balance		1,683,476		¥ 1,055,715
Product warranties [member]
Disclosure of other provisions [line items]
Beginning balance	[1]	858,103
Additional provisions		319,613	[1]	454,502	¥ 536,590
Write-offs	[1]	(354,596)
Reversal	[1]	(19,037)
Other	[1]	63,085
Ending balance	[1]	867,168		858,103
EV-related losses [Member]
Disclosure of other provisions [line items]
Beginning balance	[2]	52,199
Additional provisions	[2]	667,366
Write-offs	[2]	(82,954)
Reversal	[2]
Other	[2]	10,886
Ending balance	[2]	647,497		52,199
Other [member]
Disclosure of other provisions [line items]
Beginning balance		145,413
Additional provisions		68,605
Write-offs		(48,734)
Reversal		(18,538)
Other		22,065
Ending balance		¥ 168,811		¥ 145,413

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls.
[2]	Due to an increase in quantitative materiality as of the year ended March 31, 2026, provisions for EV-related losses which had been included in “Other” as of the year ended March 31, 2025, are presented separately. Accordingly, the balance as of April 1, 2025 has been reclassified.